Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
DILUTED NET LOSS PER SHARE AVAILABLE TO COMMON STOCKHOLDERS	$ (0.10)	$ (0.12)	$ (0.38)	$ (0.68)	$ (0.95)	$ (1.32)
DILUTED WEIGHTED AVERAGE SHARES OUTSTANDING	6,993,995	3,761,575	6,281,211	3,003,634	3,424,570	1,425,249